EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format Investment Objective and Principal Investment Strategies that mirrors the Investment Objective and Principal Investment Strategies in a supplement filed with the Securities and Exchange Commission on March 28, 2013 (0001193125-13-132497), to the Prospectus dated September 28, 2012, for the db X-trackers MSCI Germany Hedged Equity Fund (formerly known as the db X-trackers MSCI Canada Hedged Equity Fund), a series of DBX ETF Trust.